Provision for expected credit losses - Total write-offs net of recoveries to average loans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.06%	0.05%
Write-offs still under enforcement activity	$ 664	$ 596
Housing
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.01%	0.01%
Personal
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	2.66%	2.21%
Business
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.08%	0.05%
Parent Entity
Provisions for expected credit losses
Write-offs still under enforcement activity	$ 609	$ 549